Fair Value	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Fair Value
Note 8 – Fair Value

The Company’s assets and (liabilities) measured at fair value as of December 31, 2010 and 2009 were as follows (in thousands):

		Based on
		Quoted Prices	Other
	Fair Value	in Active	Observable	Unobservable
	at December 31,	Markets	Inputs	Inputs
	2010	(Level 1)	(Level 2)	(Level 3)
Assets and (Liabilities) Measured at Fair Value on a Recurring Basis: (1)
Rabbi trust assets (2)	$85,741	$85,741	$-	$-
7.75% interest rate swap agreement - fair value hedge (3)	$(829)	$-	$(829)	$-
6.875% interest rate swap agreement - fair value hedge (3)	(3,461)	-	(3,461)	-
Derivatives (4)	-	-	-	-
Total	$(4,290)	$-	$(4,290)	$-

		Based on
		Quoted Prices	Other
	Fair Value	in Active	Observable	Unobservable
	at December 31,	Markets	Inputs	Inputs
	2009	(Level 1)	(Level 2)	(Level 3)
Assets and (Liabilities) Measured at Fair Value on a Recurring Basis: (1)
Rabbi trust assets (2)	$133,040	$133,040	$-	$-
6.125% interest rate swap agreement - fair value hedge (3)	3,595	-	3,595	-
Derivatives (4)	-	-	-	-
Total	$136,635	$133,040	$3,595	$-

See further discussion of Omnicare’s application of the authoritative guidance for fair value measurements, including clarification of Levels 1, 2 and 3, at the “Fair Value of Financial Instruments” caption of the “Description of Business and Summary of Significant Accounting Policies” note of the Notes to Consolidated Financial Statements.

(1) For cash and cash equivalents, restricted cash, accounts receivable, and accounts payable, the net carrying value of these items approximates their fair value at period end.  Further, at period end, the fair value of Omnicare’s variable rate debt facilities approximates the carrying value, as the effective interest rates fluctuate with changes in market rates.  The fair value of the Company’s fixed-rate debt facilities is based on quoted market prices and, while not recorded on the Consolidated Balance Sheets and thus excluded from the fair value table above, are included in the table below.
(2) The fair value of restricted funds held in trust (rabbi trust assets) for settlement of the Company’s pension obligations are based on quoted market prices in an active market of the investments held by the trustee.
(3) The fair value of the Company’s interest rate swap agreements are valued using market inputs with mid-market pricing as a practical expedient for the bid/ask spread.  As such, these swaps are categorized within Level 2 of the hierarchy.  The Company’s swap agreements are discussed in further detail at the “Debt” note of the Notes to Consolidated Financial Statements.
(4) The Company’s derivative instruments are discussed in further detail at the “Debt” note of the Notes to Consolidated Financial Statements.

The fair value of the Company’s fixed-rate debt facilities is based on quoted market prices in an active market (Level 1) and is summarized as follows (in thousands):

Fair Value of Financial Instruments

	December 31, 2010		December 31, 2009
Financial Instrument:	Book Value	Market Value	Book Value	Market Value

6.125% senior subordinated notes, due 2013, gross	$250,000	$251,300	$250,000	$248,000
6.75% senior subordinated notes, due 2013	-	-	225,000	219,500
6.875% senior subordinated notes, due 2015	525,000	535,500	525,000	528,500
7.75% senior subordinated notes, due 2020, gross	400,000	415,000	-	-

3.75% convertible senior subordinated notes, due 2025
Carrying value	353,505	-	-	-
Unamortized debt discount	221,495	-	-	-
Principal amount	575,000	636,400	-	-

4.00% junior subordinated convertible debentures, due 2033
Carrying value	201,282	-	199,071	-
Unamortized debt discount	143,718	-	145,929	-
Principal amount	345,000	266,900	345,000	254,400

3.25% convertible senior debentures, due 2035
Carrying value	370,837	-	773,120	-
Unamortized debt discount	81,663	-	204,380	-
Principal amount	452,500	427,600	977,500	801,600